Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated October 17, 2019

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2019, as supplemented June 28, 2019, September 6, 2019 and September 30, 2019 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Amended Fee Table for Large Cap Blend Portfolio

Effective immediately, within the Portfolio Summary relating to the Large Cap Blend Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.76%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses (1) (2)	0.82%
Fee Waiver (3)	(0.01)%
Total Annual Portfolio Operating Expenses After Fee Waiver (1), (3)	0.81%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.
(2) Restated to reflect current expenses.
(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Amended Fee Table for Equity Income Portfolio

Effective immediately, within the Portfolio Summary relating to the Equity Income Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.63%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses (1)	0.65%
Fee Waiver (2)	(0.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.60%

(1) Restated to reflect current expenses.
(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Amended Fee Table for Mid Cap Value Portfolio

Effective immediately, within the Portfolio Summary relating to the Mid Cap Value Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses (1), (2)	0.90%
Fee Waiver (3)	(0.14)%
Total Annual Portfolio Operating Expenses After Fee Waiver (1), (3)	0.76%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.
(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Amended Fee Table for Emerging Markets Equity Portfolio

Effective immediately, within the Portfolio Summary relating to the Emerging Markets Equity Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.07%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses (1)	1.12%
Fee Waiver (2)	(0.13)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.99%

(1) Restated to reflect current expenses.
(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Amended Fee Table for Multi-Sector Bond Portfolio

Effective immediately, within the Portfolio Summary relating to the Multi-Sector Bond Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.77%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses (1)	0.82%
Fee Waiver (2)	(0.09)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.73%

(1) Restated to reflect current expenses.
(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Large Cap Blend Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated October 17, 2019

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2019, as supplemented June 28, 2019, September 6, 2019 and September 30, 2019 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Amended Fee Table for Large Cap Blend Portfolio

Effective immediately, within the Portfolio Summary relating to the Large Cap Blend Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.76%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses (1) (2)	0.82%
Fee Waiver (3)	(0.01)%
Total Annual Portfolio Operating Expenses After Fee Waiver (1), (3)	0.81%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.
(2) Restated to reflect current expenses.
(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.
Large Cap Blend Portfolio | Large Cap Blend Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%	[1],[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.81%	[1],[3]
Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated October 17, 2019

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2019, as supplemented June 28, 2019, September 6, 2019 and September 30, 2019 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Amended Fee Table for Equity Income Portfolio

Effective immediately, within the Portfolio Summary relating to the Equity Income Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.63%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses (1)	0.65%
Fee Waiver (2)	(0.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.60%

(1) Restated to reflect current expenses.
(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Equity Income Portfolio | Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%	[3]
Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated October 17, 2019

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2019, as supplemented June 28, 2019, September 6, 2019 and September 30, 2019 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Amended Fee Table for Mid Cap Value Portfolio

Effective immediately, within the Portfolio Summary relating to the Mid Cap Value Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses (1), (2)	0.90%
Fee Waiver (3)	(0.14)%
Total Annual Portfolio Operating Expenses After Fee Waiver (1), (3)	0.76%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.
(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.
Mid Cap Value Portfolio | Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%	[1],[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.76%	[1],[3]
Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated October 17, 2019

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2019, as supplemented June 28, 2019, September 6, 2019 and September 30, 2019 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Amended Fee Table for Emerging Markets Equity Portfolio

Effective immediately, within the Portfolio Summary relating to the Emerging Markets Equity Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.07%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses (1)	1.12%
Fee Waiver (2)	(0.13)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.99%

(1) Restated to reflect current expenses.
(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Emerging Markets Equity Portfolio | Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	1.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%	[3]
Multi-Sector Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated October 17, 2019

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2019, as supplemented June 28, 2019, September 6, 2019 and September 30, 2019 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Amended Fee Table for Multi-Sector Bond Portfolio

Effective immediately, within the Portfolio Summary relating to the Multi-Sector Bond Portfolio (the “Portfolio”), the fee table for the Portfolio under “Fees and Expenses of the Portfolio” is amended to add a footnote indicating that the Total Annual Operating Expenses of the Portfolio were restated to reflect current expenses. No fee and expense numbers in the table have been changed in connection with this amendment. The amended fee table is set forth below:

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.77%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses (1)	0.82%
Fee Waiver (2)	(0.09)%
Total Annual Portfolio Operating Expenses After Fee Waiver (2)	0.73%

(1) Restated to reflect current expenses.
(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Multi-Sector Bond Portfolio | Multi-Sector Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.73%	[3]

[1]	Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.
[2]	Restated to reflect current expenses.
[3]	The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2020.